UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James  Ash, Gemini Fund Services, LLC.,

             80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

      9/30

Date of reporting period:  12/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

		Ascendant Balanced Fund
		PORTFOLIO OF INVESTMENTS (Unaudited)
		December 31, 2013
Shares			Value
		COMMON STOCKS - 54.3%
		AEROSPACE & DEFENSE - 1.2%
1,001		Lockheed Martin Corp.	$ 148,809
999		United Technologies Corp.	113,686
			262,495
		AGRICULTURE - 1.3%
5,648		Lorillard, Inc.	286,241

		AIRLINES - 0.9%
737		Alaska Air Group, Inc.	54,074
7,669		Southwest Airlines Co.	144,484
			198,558
		BANKS - 2.4%
5,417		BB&T Corp.	202,162
1,877		Northern Trust Corp.	116,167
686		Prosperity Bancshares, Inc.	43,486
869		Texas Capital Bancshares, Inc. *	54,052
2,404		U.S. Bancorp	97,122
			512,989
		BIOTECHNOLOGY - 0.4%
978		Myriad Genetics, Inc. *	20,518
598		United Therapeutics Corp. *	67,622
			88,140
		CHEMICALS - 0.9%
519		CF Industries Holdings, Inc.	120,948
899		Sensient Technologies Corp.	43,619
516		Valspar Corp.	36,786
			201,353
		COMMERCIAL SERVICES - 2.6%
295		Alliance Data Systems Corp. *	77,564
1,479		Automatic Data Processing, Inc.	119,518
1,408		Deluxe Corp.	73,483
1,972		Kelly Services, Inc. - Class A	49,182
215		Mastercard, Inc. - Class A	179,624
590		WEX, Inc. *	58,428
			557,799
		COMPUTERS - 2.1%
2,435		Accenture PLC - Class A	200,206
379		Apple, Inc.	212,661
1,115		Synopsys, Inc. *	45,236
			458,103
		DISTRIBUTION & WHOLESALE - 1.0%
1,337		Genuine Parts Co.	111,225
441		WW Grainger, Inc.	112,640
			223,865
		DIVERSIFIED FINANCIAL SERVICES - 0.9%
1,907		American Express Co.	173,022
470		Outerwall, Inc. *	31,617
			204,639
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
752		Belden, Inc.	52,978
712		Generac Holdings, Inc.	40,328
			93,306
		ELECTRONICS - 1.0%
750		FEI Co.	67,020
1,358		Thermo Fisher Scientific, Inc.	151,213
			218,233
		FOOD - 1.9%
3,299		ConAgra Foods, Inc.	111,176
2,612		Kellogg Co.	159,515
2,066		Kraft Foods Group, Inc.	111,399
1,226		Seneca Foods Corp. - Class A *	39,097
			421,187
		HEALTHCARE-PRODUCTS - 0.2%
716		ResMed, Inc.	33,709

		HEALTHCARE-SERVICES - 1.1%
1,675		Aetna, Inc.	114,888
505		Community Health Systems, Inc. *	19,831
1,493		UnitedHealth Group, Inc.	112,423
			247,142
		HOUSEHOLD PRODUCTS & WARES - 1.7%
1,769		Clorox Co.	164,092
1,230		Jarden Corp. *	75,461
1,187		Kimberly-Clark Corp.	123,994
			363,547
		INSURANCE - 2.9%
2,379		ACE Ltd.	246,298
1,882		Aflac, Inc.	125,718
607		American Financial Group, Inc.	35,036
605		Assurant, Inc.	40,154
2,034		MetLife, Inc.	109,673
1,438		Protective Life Corp.	72,849
			629,728
		INTERNET - 0.8%
159		Google, Inc. - Class A *	178,193

		INVESTMENT COMPANIES - 0.5%
10,288		Prospect Capital Corp.	115,433

		MACHINERY-DIVERSIFIED - 0.7%
1,684		Deere & Co.	153,800

		METAL FABRICATE / HARDWARE - 0.2%
247		Valmont Industries, Inc.	36,833

		MINING - 0.1%
546		Freeport-McMoRan Copper & Gold, Inc.	20,606

		MISCELLANEOUS MANUFACTURING - 1.4%
9,746		General Electric Co.	273,180
1,273		Hillenbrand, Inc.	37,452
			310,632
		OIL & GAS - 5.6%
277		Anadarko Petroleum Corp.	21,972
301		Apache Corp.	25,868
456		BP PLC - ADR	22,166
506		Cabot Oil & Gas Corp.	19,613
1,146		Chevron Corp.	143,147
238		Cimarex Energy Co.	24,969
2,112		ConocoPhillips	149,213
1,134		Continental Resources, Inc. *	127,598
2,877		Denbury Resources, Inc. *	47,269
329		Devon Energy Corp.	20,355
343		Diamond Offshore Drilling, Inc.	19,524
895		EOG Resources, Inc.	150,217
1,623		Exxon Mobil Corp.	164,248
257		Helmerich & Payne, Inc.	21,609
648		Marathon Oil Corp.	22,874
352		Noble Energy, Inc.	23,975
360		Occidental Petroleum Corp.	34,236
2,580		Parker Drilling Co.	20,975
1,536		Rosetta Resources, Inc. *	73,789
560		SM Energy Co.	46,542
455		Stone Energy Corp. *	15,738
382		Whiting Petroleum Corp. *	23,634
			1,219,531
		OIL & GAS SERVICES - 1.1%
1,627		Baker HugHes, Inc.	89,908
137		Core Laboratories NV	26,160
516		Halliburton Co.	26,187
330		National Oilwell Varco, Inc.	26,245
232		Oil States International, Inc. *	23,599
231		Schlumberger Ltd.	20,815
744		Superior Energy Services, Inc. *	19,798
			232,712
		PACKAGING & CONTAINERS - 0.1%
416		Packaging Corp. of America	26,324

		PHARMACEUTICALS - 4.4%
1,652		Abbott Laboratories	63,321
2,752		AbbVie, Inc.	145,333
2,323		Eli Lilly & Co.	118,473
1,329		Johnson & Johnson	121,723
4,935		Merck & Co., Inc.	246,997
1,029		Omnicare, Inc.	62,110
4,793		Pfizer, Inc.	146,810
1,514		Prestige Brands Holdings, Inc. *	54,201
			958,968
		PIPELINES - 2.2%
338		Enterprise Products Partners LP	22,409
2,232		Magellan Midstream Partners LP	141,219
2,776		Plains All American Pipeline LP	143,714
601		Spectra Energy Corp.	21,408
3,379		Spectra Energy Partners LP	153,238
			481,988
		REAL ESTATE - 0.6%
1,955		WP Carey, Inc.	119,939

		REITS - 1.4%
1,001		Camden Property Trust	56,937
848		Extra Space Storage, Inc.	35,726
4,247		Omega Healthcare Investors, Inc.	126,561
1,165		Rayonier, Inc.	49,047
1,062		Weyerhaeuser Co.	33,527
			301,798
		RETAIL - 4.9%
2,066		CVS Caremark Corp.	147,864
6,548		Foot Locker, Inc.	271,349
3,270		Gap, Inc./The	127,792
3,280		Home Depot, Inc.	270,075
607		PetSmart, Inc.	44,159
2,237		TJX Cos., Inc.	142,564
684		Tractor Supply Co.	53,065
			1,056,868
		SEMICONDUCTORS - 1.6%
3,638		Intel Corp.	94,442
3,219		QUALCOMM, Inc.	239,011
			333,453
		SOFTWARE - 1.7%
2,712		Fiserv, Inc. *	160,144
5,608		Microsoft Corp.	209,907
			370,051
		TELECOMMUNICATIONS - 2.7%
6,542		AT&T, Inc.	230,017
10,150		Cisco Systems, Inc.	227,867
793		NeuStar, Inc. - Class A *	39,539
1,610		Verizon Communications, Inc.	79,115
			576,538
		TOYS, GAMES & HOBBIES - 0.6%
2,302		Hasbro, Inc.	126,633

		TRUCKING & LEASING - 0.8%
2,829		TAL International Group, Inc.	162,243

		TOTAL COMMON STOCKS (Cost $8,865,851)	11,783,577

		EXCHANGE TRADED FUNDS - 16.8%
		ASSET ALLOCATION FUND - 8.5%
39,300		SPDR Barclays Convertible Securities ETF	1,836,489

		COMMODITY FUND - 0.1%
220		SPDR Gold Shares *	25,557

		DEBT FUNDS - 4.7%
7,275		SPDR Barclays Capital High Yield Bond ETF	295,074
9,150		Vanguard Short-Term Bond ETF	731,359
			1,026,433
		EQUITY FUND - 3.5%
489		iShares Core S&P Mid-Cap ETF	65,448
589		iShares Core S&P Small-Cap ETF	64,325
1,360		iShares North American Natural Resources ETF	59,010
3,840		iShares Select Dividend ETF	273,984
757		Market Vectors Gold Miners ETF	15,988
1,493		SPDR S&P 500 ETF Trust	275,712
			754,467

		TOTAL EXCHANGE TRADED FUNDS (Cost $3,642,401)	3,642,946

		MUTUAL FUND - 0.1%
		CLOSED-END FUND - 0.1%
2,101		Sprott Physical Silver Trust - Trust Unit * (Cost $16,367)	15,894

Principal ($)
		NON-CONVERTIBLE BONDS - 9.0%
		AEROSPACE & DEFENSE - 0.9%
172,000		Lockheed Martin Corp., 7.650% due 5/1/16	198,402

		AGRICULTURE - 0.1%
14,000		Archer-Daniels-Midland Co., 8.375% due 4/15/17	16,983

		BANKS - 2.0%
197,000		Bank of America Corp., 5.125% due 11/15/14	204,108
51,000		Goldman Sachs Group, Inc., 5.250% due 7/27/21	55,837
150,000		Wells Fargo & Co., 5.125% due 9/15/16	165,110
			425,055
		BEVERAGES - 0.2%
34,000		PepsiCo, Inc., 5.000% due 6/1/18	38,139

		ELECTRIC - 0.7%
155,000		Constellation Energy Group, Inc., 4.550% due 6/15/15	162,708

		FOOD - 0.9%
179,000		Nabisco, Inc., 7.550% due 6/15/2015	196,016

		IRON & STEEL - 0.4%
74,000		Nucor Corp., 5.750% due 12/1/17	83,744

		MEDIA - 1.0%
210,000		Time Warner Cable, Inc., 5.850% due 5/1/17	229,047

		OFFICE & BUSINESS EQUIPMENT - 0.9%
182,000		Xerox Corp., 7.200% due 4/1/16	204,141

		PHARMACEUTICALS - 0.6%
34,000		Merck Sharp & Dohme Corp., 5.000% due 6/30/19	38,511
74,000		Pfizer, Inc., 4.650% due 3/1/18	82,084
			120,595
		RETAIL - 0.2%
35,000		Wal-Mart Stores, Inc., 4.125% due 2/1/19	37,963

		TRUCKING & LEASING - 1.1%
236,000		Penske Truck Leasing Co. LP., 2.500% due 3/15/16, 144A	241,786

		TOTAL NON-CONVERTIBLE BONDS (Cost $1,941,591)	1,954,579

		CONVERTIBLE BONDS- 18.4%
		AGRICULTURE - 0.6%
134,000		Alliance One International, Inc., 5.500% due 7/15/14	136,764

		AUTO MANUFACTURERS - 0.8%
174,000		Navistar International Corp., 3.000% due 10/15/14	178,785

		AUTO PARTS & EQUIPMENT - 0.8%
174,000		Meritor, Inc., 4.625% due 3/1/26	178,676

		COAL - 0.7%
154,000		Alpha Appalachia Holdings, Inc., 3.250% due 8/1/15	154,192

		DIVERSIFIED FINANCIAL SERVICES - 2.7%
249,000		BGC Partners, Inc., 4.500% due 7/15/16	260,205
147,000		Jefferies Group, Inc., 3.875% due 11/1/29	156,096
175,000		Knight Capital Group, Inc., 3.500% due 3/15/15	176,094
			592,395
		FOOD - 1.3%
280,000		Chiquita Brands International, Inc., 4.250% due 8/15/16	273,000

		HEALTHCARE-PRODUCTS - 1.3%
265,000		NuVasive, Inc., 2.750% due 7/1/17	288,353

		HEALTHCARE-SERVICES - 0.7%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/18	141,907

		INVESTMENT COMPANIES - 2.4%
240,000		Apollo Investment Corp., 5.750% due 1/15/16	256,500
250,000		Prospect Capital Corp., 5.875% due 1/15/19, 144A	259,844
			516,344
		OIL & GAS - 2.8%
179,000		Chesapeake Energy Corp., 2.500% due 5/15/37	182,580
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	207,314
204,000		Stone Energy Corp., 1.750% due 3/1/17	226,185
			616,079
		RETAIL - 0.7%
142,000		Charming Shoppes, Inc., 1.125% due 5/1/14	140,935

		SEMICONDUCTORS - 1.3%
264,000		Advanced Micro Devices, Inc., 6.000% due 5/1/15	276,870

		TELECOMMUNICATIONS - 1.2%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A +	265,650

		TRANSPORTATION - 1.1%
228,000		DryShips, Inc., 5.000% due 12/1/14	231,562

		TOTAL CONVERTIBLE BONDS (Cost $3,575,857)	3,991,512

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.5%
43,000	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	49,868
44,000	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	53,309
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS	103,177
		(Cost $103,839)
Contracts
		PURCHASED PUT OPTION - 0.0%
78		S&P 500 Index
		Expiration January 2014, Exercise Price $1,700 (Cost $25,197)	8,580

Shares
		SHORT-TERM INVESTMENT- 5.3%
		MONEY MARKET FUND- 5.3%
1,161,702		Dreyfus Cash Management, Institutional Shares, 0.04% ** (Cost $1,161,702)	1,161,702

		TOTAL INVESTMENTS - 104.4% (Cost $19,332,805) (a)	$ 22,661,967
		LIABILITIES LESS OTHER ASSETS - (4.4%)	(945,330)
		NET ASSETS - 100.0%	$ 21,716,637

 (a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $19,383,188 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,347,040
		Unrealized Depreciation:	(68,261)
		Net Unrealized Appreciation:	$ 3,278,779

* Non-Income producing security.
+ Illiquid security. Total illiquid securities represents 1.2% of net assets as of December 31 , 2013.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2013 securities amounted to $767,280 or 3.5% of net assets.

** Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts.
(b) Principal Amount of security is adjusted for inflation factor.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 11,783,577	$ -	$ -	$ 11,783,577
Exchange Traded Funds	3,642,946	-	-	3,642,946
Mutual Fund	15,894	-	-	15,894
Purchased Put Option	8,580	-	-	8,580
Convertible Bonds	-	3,991,512	-	3,991,512
Non-Convertible Bonds	-	1,954,579	-	1,954,579
U.S. Government Treasury Obligations	-	103,177	-	103,177
Short-Term Investment	1,161,702	-	-	1,161,702
Total	$ 16,612,699	$ 6,049,268	$ -	$ 22,661,967

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant Diversified Income & Growth Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value
	EXCHANGE TRADED FUND - 9.6%
	ASSET ALLOCATION FUND - 9.6%
42,673	SPDR Barclays Convertible Securities ETF (Cost $1,958,518)	$ 1,994,109

Principal ($)
	CONVERTIBLE BONDS- 87.9%
	AGRICULTURE - 1.1%
224,000	Alliance One International, Inc., 5.500% due 7/15/14	227,500

	AUTO MANUFACTURERS - 3.8%
14,000	Navistar International Corp., 3.000% due 10/15/14	14,315
750,000	Navistar International Corp., 4.500% due 10/15/18, 144A	771,094
		785,409
	AUTO PARTS & EQUIPMENT - 0.1%
12,000	Meritor, Inc., 4.625% due 3/1/26	12,263

	COAL - 5.7%
14,000	Alpha Appalachia Holdings, Inc., 3.250% due 8/1/15	13,947
750,000	Alpha Natural Resources, Inc., 3.750% due 12/15/17	777,656
500,000	Peabody Energy Corp., 4.750% due 12/15/41	395,313
		1,186,916
	DISTRIBUTION/WHOLESALE - 3.5%
850,000	Titan Machinery, Inc., 3.750% due 5/1/19	722,500

	DIVERSIFIED FINANCIAL SERVICES - 3.9%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	14,560
850,000	DFC Global Corp., 3.250% due 4/15/17, 144A	758,625
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	16,930
14,000	Knight Capital Group, Inc., 3.500% due 3/15/15	14,017
		804,132
	ENERGY - ALTERNATIVE RESOURCES - 2.5%
660,000	ReneSola Ltd., 4.125% due 3/15/18, 144A	521,400

	FOOD - 3.5%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	727,500

	HEALTHCARE-PRODUCTS - 7.7%
750,000	Holistic, Inc., 0.000% due 12/15/43	787,500
750,000	NuVasive, Inc., 2.750% due 7/1/17	812,344
		1,599,844
	HEALTHCARE-SERVICES - 0.1%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	16,625

	HOME BUILDERS- 3.8%
850,000	Ryland Group, Inc., 0.250% due 6/1/19	793,156

	INTERNET- 3.6%
750,000	WebMD Health Corp., 2.500% due 1/31/18	736,875

	INVESTMENT COMPANIES- 3.7%
750,000	Prospect Capital Corp., 5.875% due 1/15/19, 144A	775,781

	LODGING- 3.7%
800,000	Morgans Hotel Group Co., 2.375% due 10/15/14	776,000

	MEDIA- 3.4%
1,350,000	Liberty Interactive LLC, 3.500% due 1/15/31	713,812

	OIL & GAS - 13.0%
762,000	Chesapeake Energy Corp., 2.500% due 5/15/37	773,430
1,250,000	Cobalt International Energy, Inc., 2.625% due 12/1/19	1,105,469
800,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18, 144A	787,500
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	14,228
14,000	Stone Energy Corp., 1.750% due 3/1/17	15,453
		2,696,080
	OIL & GAS SERVICES - 3.8%
800,000	SEACOR Holdings, Inc., 3.000% due 11/15/28, 144A	792,500

	PHARMACEUTICALS - 4.1%
800,000	Omnicare, Inc., 3.250% due 12/15/35	855,000

	REAL ESTATE - 3.6%
700,000	AV Homes, Inc., 7.500% due 2/15/16	740,250

	REITS - 5.3%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	749,531
368,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	338,790
		1,088,321
	RETAIL - 0.1%
14,000	Charming Shoppes, Inc., 1.125% due 5/1/14	13,895

	SEMICONDUCTORS - 0.1%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	15,675

	SOFTWARE - 3.8%
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	781,500

	TRANSPORTATION - 4.0%
817,000	DryShips, Inc., 5.000% due 12/1/14	825,681

	TOTAL CONVERTIBLE BONDS (Cost $18,522,699)	18,208,615

	NON-CONVERTIBLE BONDS- 1.7%
	HEALTHCARE-SERVICES - 1.3%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	271,250

	MEDIA- 0.4%
75,000	DISH DBS Corp., 6.750% due 6/1/21	79,500

	TOTAL NON-CONVERTIBLE BONDS (Cost $355,088)	350,750

	SHORT-TERM INVESTMENT - 4.9%
	MONEY MARKET FUND - 4.9%
1,024,526	Dreyfus Cash Management, Institutional Shares, 0.04% * (Cost $1,024,526)	1,024,526

	TOTAL INVESTMENTS - 104.1% (Cost $21,860,831) (a)	$ 21,578,000
	LIABILITIES IN EXCESS OF OTHER ASSETS- (4.1)%	(857,094)
	NET ASSETS - 100.0%	$ 20,720,906

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $21,857,456 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 180,287
	Unrealized Depreciation:	(459,743)
	Net Unrealized Depreciation:	$ (279,456)
* Money market fund; interest rate reflects seven-day yield on December 31, 2013.

 144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2013 securities amounted to $4,745,690 or 22.9% of net assets.

ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,994,109	$ -	$ -	$ 1,994,109
Convertible Bonds	-	18,208,615	-	18,208,615
Non-Convertible Bonds	-	350,750	-	350,750
Short-Term Investment	1,024,526	-	-	1,024,526
Total	$ 3,018,635	$ 18,559,365	$ -	$ 21,578,000

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

	Ascendant Natural Resources Master Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	December 31, 2013
Shares		Value
	COMMON STOCKS - 81.9%
	CHEMICALS - 3.1%
1,072	CF Industries Holdings, Inc.	$ 249,819

	MACHINERY-DIVERSIFIED - 1.9%
1,626	Deere & Co.	148,503

	MINING - 1.8%
3,844	Freeport-McMoRan Copper & Gold, Inc.	145,073

	OIL & GAS - 49.0%
1,959	Anadarko Petroleum Corp.	155,388
2,126	Apache Corp.	182,708
3,359	BP PLC - ADR	163,281
3,528	Cabot Oil & Gas Corp.	136,745
2,033	Chevron Corp.	253,942
1,658	Cimarex Energy Co.	173,941
2,976	ConocoPhillips	210,254
794	Continental Resources, Inc. *	89,341
8,152	Denbury Resources, Inc. *	133,937
2,289	Devon Energy Corp.	141,620
2,421	Diamond Offshore Drilling, Inc.	137,803
1,904	EOG Resources, Inc.	319,567
2,624	Exxon Mobil Corp.	265,549
1,819	Helmerich & Payne, Inc.	152,942
4,565	Marathon Oil Corp.	161,145
2,484	Noble Energy, Inc.	169,185
2,532	Occidental Petroleum Corp.	240,793
18,220	Parker Drilling Co. *	148,129
5,341	Rosetta Resources, Inc. *	256,582
1,958	SM Energy Co.	162,729
3,197	Stone Energy Corp. *	110,584
2,660	Whiting Petroleum Corp. *	164,574
		3,930,739
	OIL & GAS SERVICES - 12.5%
979	Core Laboratories NV	186,940
3,641	Halliburton Co.	184,781
2,317	National Oilwell Varco, Inc.	184,271
1,645	Oil States International, Inc. *	167,329
1,607	Schlumberger Ltd.	144,807
5,231	Superior Energy Services, Inc. *	139,197
		1,007,325
	PACKAGING & CONTAINERS - 2.3%
2,939	Packaging Corp. of America	185,980

	PIPELINES - 6.4%
2,384	Enterprise Products Partners LP	158,059
3,955	Plains All American Pipeline LP	204,750
4,246	Spectra Energy Corp.	151,243
		514,052
	REITS - 4.9%
3,826	Rayonier, Inc.	161,075
7,468	Weyerhaeuser Co.	235,765
		396,840

	TOTAL COMMON STOCKS (Cost $5,454,432)	6,578,331

	EXCHANGE TRADED FUNDS - 14.5%
	COMMODITY FUND - 2.2%
1,552	SPDR Gold Shares *	180,296

	EQUITY FUNDS - 12.3%
20,100	iShares North America Natural Resources ETF	872,139
5,350	Market Vectors Gold Miners ETF	112,992
		985,131

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,216,254)	1,165,427

	MUTUAL FUND - 1.4%
	CLOSED-ENDED FUND - 1.4%
14,830	Sprott Physical Silver Trust - Trust Unit * (Cost $115,526)	112,189

	SHORT-TERM INVESTMENT - 2.4%
	MONEY MARKET FUND - 2.4%
189,025	Dreyfus Cash Management, to yield 0.04% ** (Cost $189,025)	189,025

	TOTAL INVESTMENTS - 100.2% (Cost $6,975,237) (a)	$ 8,044,972
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)	(18,168)
	MEMBERS' CAPITAL - 100.0%	$ 8,026,804

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $7,036,740 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 1,128,055
	Unrealized Depreciation:	(119,823)
	Net Unrealized Appreciation:	$ 1,008,232
* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.
ADR - American Depositary Receipt
REITS - Real Estate Investment Trusts

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.   Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,578,331	$ -	$ -	$ 6,578,331
Exchange Traded Funds	1,165,427	-	-	1,165,427
Closed-Ended Mutual Fund	112,189	-	-	112,189
Short-Term Investment	189,025	-	-	189,025
Total	$ 8,044,972	$ -	$ -	$ 8,044,972

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

PATRIOT FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
	Shares		Value
		COMMON STOCKS - 95.1%
		AGRICULTURE - 2.9%
	6,392	Lorillard, Inc.	$ 323,947

		AIRLINES - 2.9%
	17,482	Southwest Airlines Co.	329,361

		BANKS - 6.7%
	7,301	BB&T Corp.	272,473
	4,279	Northern Trust Corp.	264,827
	5,478	U.S. Bancorp	221,311
			758,611
		CHEMICALS - 1.7%
	845	CF Industries Holdings, Inc.	196,919

		COMMERCIAL SERVICES - 3.6%
	491	Mastercard, Inc. - Class A	410,211

		COMPUTERS - 3.6%
	2,479	Accenture PLC - Class A	203,823
	359	Apple, Inc.	201,438
			405,261
		DISTRIBUTION/WHOLESALE - 2.3%
	1,005	WW Grainger, Inc.	256,697

		DIVERSIFIED FINANCIAL SERVICES - 3.5%
	4,347	American Express Co.	394,403

		ELECTRONICS - 3.1%
	3,096	Thermo Fisher Scientific, Inc.	344,740

		FOOD - 2.2%
	7,524	ConAgra Foods, Inc.	253,559

		HEALTHCARE-SERVICES - 4.6%
	3,833	Aetna, Inc.	262,906
	3,405	UnitedHealth Group, Inc.	256,397
			519,303
		HOUSEHOLD PRODUCTS & WARES - 2.5%
	2,707	Kimberly-Clark Corp.	282,773

		INSURANCE - 5.2%
	3,307	ACE Ltd.	342,374
	4,639	MetLife, Inc.	250,135
			592,509
		INTERNET - 3.6%
	365	Google Inc. - Class A *	409,059

		MACHINERY-DIVERSIFIED - 2.7%
	3,330	Deere & Co.	304,129

		MISCELLANEOUS MANUFACTURING - 2.9%
	11,637	General Electric Co.	326,185

		OIL & GAS - 9.2%
	1,953	Chevron Corp.	243,949
	2,330	Continental Resources, Inc.*	262,172
	1,428	EOG Resources, Inc.	239,676
	2,856	Exxon Mobil Corp.	289,027
			1,034,824
		OIL & GAS SERVICES - 1.8%
	3,766	Baker Hughes, Inc.	208,109

		PHARMACEUTICALS - 4.8%
	5,296	Eli Lilly & Co.	270,096
	5,347	Merck & Co., Inc.	267,617
			537,713
		RETAIL - 13.5%
	4,713	CVS Caremark Corp.	337,309
	7,375	Foot Locker, Inc.	305,620
	7,455	Gap, Inc. (The)	291,341
	3,182	Home Depot, Inc.	262,006
	5,101	TJX Cos., Inc.	325,087
			1,521,363
		SEMICONDUCTORS - 2.8%
	4,324	QUALCOMM, Inc.	321,057

		SOFTWARE - 4.8%
	6,180	Fiserv, Inc. *	364,929
	4,856	Microsoft Corp.	181,760
			546,689
		TELECOMMUNICATIONS - 4.2%
	7,135	AT&T, Inc.	250,867
	9,768	Cisco Systems, Inc.	219,292
			470,159

		TOTAL COMMON STOCKS (Cost $8,120,006)	10,747,581

		SHORT-TERM INVESTMENT - 5.0%
	561,961	Dreyfus Cash Management Institutional Shares, 0.04%** (Cost $561,961)	$ 561,961

		TOTAL INVESTMENTS - 100.1% (Cost $8,681,967) (a)	$ 11,309,542
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)	(15,565)
		NET ASSETS - 100.0%	$ 11,293,977

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $8,701,783 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,625,705
		Unrealized Depreciation:	(17,946)
		Net Unrealized Appreciation:	$ 2,607,759
*	Non-income producing security
**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,747,581	$ -	$ -	$ 10,747,581
Short-Term Investment	561,961	-	-	561,961
Total	$ 11,309,542	$ -	$ -	$ 11,309,542

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/3/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/3/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/3/2014